Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Senior Notes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 3,234			$ 3,664
Borrowings	$ 3,267			$ 3,707
Senior notes | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate				4.50%
Senior notes | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate				6.50%
6.65% Senior notes, due May 2018
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%		6.65%
Borrowings	$ 500		$ 500
Redemption of noncurrent borrowings	617	$ 516
Redemption of prepayment premium recognized in net interest expense	5
Accrued and unpaid interest	$ 14
4.75% Senior Notes due 2015 | Designated as hedging instrument
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 480
4.75% Senior Notes due 2015 | Senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	1.90%		1.90%
Notional amount			$ 400
Borrowings	$ 434
Non-Recourse Bonds
Disclosure of detailed information about borrowings [line items]
Interest rate	4.509%		4.509%